GENERAL (Acquisition Date Fair Value of Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 05, 2014	Mar. 05, 2014
Business Acquisition [Line Items]
Purchase price: Cash	$ 10,969		$ 15,901
Total consideration	10,969		15,901
Cool Touch Inc [Member]
Business Acquisition [Line Items]
Purchase price: Cash				10,969	10,969
Purchase price: Contingent consideration				100
Total consideration				$ 11,069